DEFERRED TAX (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of deferred taxes [Abstract]
Disclosure of detailed information about deferred tax liabilities and assets [Text Block]
The following are the major deferred tax liabilities and assets recognised by the Group and the movements thereon, during the current and prior reporting periods:

	2019	2018
	US$’000	US$’000

Deferred taxation analysed by major category:
Capital allowances	(54)	(21)
Other timing differences	1,353	1,518
	1,299	1,497

Reconciliation of deferred taxation:
Opening balance	1,497	1,179
IFRS 9 adjustment	-	20
Adjusted opening balance	1,497	1,199
(Charge) credit to profit or loss for the year (Note 36)	(108)	511
Deferred tax on the actuarial gain	(113)	-
Exchange differences	23	(213)
Closing balance	1,299	1,497